CUSTOMER ADVANCES (Tables)	3 Months Ended
Mar. 31, 2026
Notes and other explanatory information [abstract]
Schedule of Loans and Advances to Customer
	2026-03-31	2025-12-31
	$	$
Customer advances	1,173,574	1,154,191
Total	1,173,574	1,154,191